Investment securities (Details 3) (CHF) In Millions	Jun. 30, 2011	Dec. 31, 2010
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	554	240
Gross unrealized losses, less than 12 months	4	4
Fair value, 12 months or more	40	37
Gross unrealized losses, 12 months or more	1	3
Fair value, total	594	277
Gross unrealized losses, total	5	7
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	471	88
Gross unrealized losses, less than 12 months	2	2
Fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	471	88
Gross unrealized losses, total	2	2
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	29	88
Gross unrealized losses, less than 12 months	0	1
Fair value, 12 months or more	30	37
Gross unrealized losses, 12 months or more	1	3
Fair value, total	59	125
Gross unrealized losses, total	1	4
Collateralized debt obligations
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	54	64
Gross unrealized losses, less than 12 months	2	1
Fair value, 12 months or more	10	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	64	64
Gross unrealized losses, total	2	1